Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	0000050142
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	TFEBX
TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLLLX